Investments in associates and joint ventures - Composition and movements (Details) - COP ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments in joint ventures
Investments in joint ventures	$ 1,513,861	$ 1,383,379
Investments in associates
Investments in associates	1,797,755	1,791,249
Investments in joint ventures and associates	3,311,616	3,174,628	$ 3,245,072
Gross carrying amount [member]
Investments in joint ventures
Investments in joint ventures	1,828,321	2,307,665
Investments in associates
Investments in associates	1,806,296	1,799,790
Gases del Caribe S.A. E.S.P. [member] | Gross carrying amount [member]
Investments in associates
Investments in associates	1,524,380	1,512,629
Gas Natural del Oriente S.A. E.S.P. | Gross carrying amount [member]
Investments in associates
Investments in associates	139,502	143,893
Gases de la Guajira S.A. E.S.P. | Gross carrying amount [member]
Investments in associates
Investments in associates	69,748	69,518
Extrucol S.A. | Gross carrying amount [member]
Investments in associates
Investments in associates	26,076	26,996
E2 Energia Eficiente S.A. E.S.P. | Gross carrying amount [member]
Investments in associates
Investments in associates	34,761	35,614
Serviport S.A | Gross carrying amount [member]
Investments in associates
Investments in associates	8,541	8,541
Serviport S.A | Accumulated impairment [member]
Investments in associates
Investments in associates	(8,541)	(8,541)
Sociedad Portuaria Olefinas y Derivados | Gross carrying amount [member]
Investments in associates
Investments in associates	3,288	2,599
Equion Energia Limited | Gross carrying amount [member]
Investments in joint ventures
Investments in joint ventures	1,780,068	1,642,735
Equion Energia Limited | Accumulated impairment [member]
Investments in joint ventures
Investments in joint ventures	(314,460)	(314,460)
Offshore International Group | Gross carrying amount [member]
Investments in joint ventures
Investments in joint ventures		613,258
Offshore International Group | Accumulated impairment [member]
Investments in joint ventures
Investments in joint ventures		(609,826)
Ecodiesel Colombia S.A | Gross carrying amount [member]
Investments in joint ventures
Investments in joint ventures	$ 48,253	$ 51,672